Segment Information and Revenue Analysis	6 Months Ended
Mar. 31, 2025
Segment Information and Revenue Analysis [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS

3. Segment information and revenue analysis

We follow ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. We believe that we operate in two business segments which comprised of sales of yarns and sales of finished garments; and we operate in one geographical location China.

Revenues are recognized when control of the goods are transferred to our customers in an amount that reflects the considerations we expect to be entitled to and receive in exchange for good delivered.

We disaggregate our revenue into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Sales revenues comprised the following:

	Six months ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Sales of yarns	42,631,473	93%	16,766,803	2,310,527	92%
Sales of finished garments	3,093,122	7%	1,464,160	201,767	8%
	45,724,595	100%	18,230,963	2,512,294	100%

Contract liabilities

Contract liabilities are recognized when the Company has an obligation to transfer goods to a customer for which the Company has received consideration from the customer, or for which an amount of consideration is due from the customer.

Changes in contract liabilities were as follows:

	September 30,	As of March 31，
	2024	2025	2025
	RMB	RMB	US$
Contract liabilities, beginning of the year	531,326	1,673,479	238,469
Revenue deferred during the year	1,673,479	757,686	96,555
Recognition of revenue deferred in prior years	(531,326)	(1,673,479)	(230,612)
Contract liabilities, end of the year	1,673,479	757,686	104,412

Direct costs comprised the following:

	Six months ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Sales of yarns	39,508,494	94%	17,735,008	2,443,950	94%
Sales of finished garments	2,531,595	6%	1,188,273	163,748	6%
	42,040,089	100%	18,923,281	2,607,698	100%

Gross profit comprised the following:

	Six months ended March 31,
	2024		2025
	RMB	%	RMB	US$	%
Sales of yarns	3,122,979	85%	(968,205)	(133,423)	140%
Sales of finished garments	561,527	15%	275,887	38,019	(40)%
	3,684,506	100%	(692,318)	(95,404)	100%